Equity - Summary of Reserves and Other Equity Interest (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Share capital	€ 11,587	€ 11,587
Additional paid-incapital	2,094	2,094
Other reserves and retained earnings (accumulated losses), including profit (loss) for the year	7,876	7,526
Total	21,557	21,207
Reserve for available-for-sale financial assets	42	39
Reserve for hedging instruments	(582)	(551)
Reserve for exchange differences on translating foreign operations	(955)	(366)
Reserve for remeasurements of employee defined benefit plans (IAS 19)	(104)	(113)
Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method	0	0	€ 0
Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year	€ 9,475	€ 8,517